Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
The Group’s segment information is as follows:

	Casino	Rooms	Mall(ii), (iii)	Food and beverage	Convention, ferry, retail and other	Total net revenues
	(US$ in millions)
	(Unaudited)
Net Revenues
Six months ended June 30, 2020
The Venetian Macao	$256	$22	$47	$6	$12	$343
Sands Cotai Central	124	27	16	9	4	180
The Parisian Macao	85	14	10	6	3	118
The Plaza Macao	91	5	26	4	—	126
Sands Macao	69	3	1	2	1	76
Ferry and other operations	—	—	—	—	13	13
Inter-segment revenues(i)	—	—	(1)	—	(7)	(8)
	$625	$71	$99	$27	$26	$848
Six months ended June 30, 2019
The Venetian Macao	$1,438	$110	$118	$39	$46	$1,751
Sands Cotai Central	803	161	32	50	14	1,060
The Parisian Macao	730	64	27	35	12	868
The Plaza Macao	335	20	62	16	2	435
Sands Macao	280	9	2	14	2	307
Ferry and other operations	—	—	—	—	55	55
Inter-segment revenues(i)	—	—	(1)	—	(7)	(8)
	$3,586	$364	$240	$154	$124	$4,468

(i)    Inter-segment revenues are charged at prevailing market rates.
(ii)    Of this amount, US$64 million and US$35 million (six months ended June 30, 2019: US$203 million and US$37 million) are related to income from right of use and management fee and other, respectively. Income from right of use is recognized in accordance with IFRS 16 Leases.
(iii)    For the six months ended June 30, 2020, rent concessions of US$135 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
4.SEGMENT INFORMATION (CONTINUED)

	Six months ended June 30,
	2020	2019
	(US$ in millions)
	(Unaudited)
Adjusted property EBITDA(i)
The Venetian Macao	$(48)	$697
Sands Cotai Central	(79)	377
The Parisian Macao	(84)	302
The Plaza Macao	10	168
Sands Macao	(32)	83
Ferry and other operations	(10)	(2)
Total adjusted property EBITDA	(243)	1,625
Share-based compensation, net of amount capitalized(ii)	(8)	(7)
Corporate expense(iii)	(28)	(66)
Pre-opening expense	(5)	(10)
Depreciation and amortization	(338)	(364)
Net foreign exchange gains	20	12
Loss on disposal of property and equipment, investment properties and intangible assets	(7)	(3)
Operating (loss) profit	(609)	1,187
Interest income	9	21
Interest expense, net of amounts capitalized	(116)	(147)
(Loss) profit before income tax	(716)	1,061
Income tax benefit	—	6
(Loss) profit for the period attributable to equity holders of the Company	$(716)	$1,067

(i)Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
(ii)The amount comprises of US$6 million equity-settled shared-base payment expense, net of amounts capitalized and US$2 million cash-settled share-based payment expense, net of amounts capitalized (six months ended June 30, 2019: US$7 million and nil respectively).
(iii)The amount excludes share-based payment expense of US$1 million (six months ended June 30, 2019: nil).
4.SEGMENT INFORMATION (CONTINUED)

	Six months ended June 30,
	2020	2019
	(US$ in millions)
	(Unaudited)
Depreciation and amortization
The Venetian Macao	$87	$79
Sands Cotai Central	118	164
The Parisian Macao	84	79
The Plaza Macao	30	19
Sands Macao	13	13
Ferry and other operations	6	10
	$338	$364

	Six months ended June 30,
	2020	2019
	(US$ in millions)
	(Unaudited)
Capital expenditures
The Venetian Macao	$66	$38
Sands Cotai Central	368	107
The Parisian Macao	7	14
The Plaza Macao	127	59
Sands Macao	3	6
Ferry and other operations	—	1
	$571	$225

	June 30,	December 31,
	2020	2019
	(US$ in millions)
	(Unaudited)	(Audited)
Total assets
The Venetian Macao	$3,052	$3,236
Sands Cotai Central	4,046	4,531
The Parisian Macao	2,253	2,372
The Plaza Macao	1,257	1,255
Sands Macao	268	323
Ferry and other operations	459	383
	$11,335	$12,100

The Group’s segment information is as follows:

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Net revenues
The Venetian Macao	$2,924	$3,474	$3,510
Sands Cotai Central	1,916	2,153	2,052
The Parisian Macao	1,395	1,533	1,650
The Plaza Macao	587	719	877
Sands Macao	626	650	628
Ferry and other operations	153	151	106
Inter-segment revenues(i)	(15)	(15)	(15)
	$7,586	$8,665	$8,808

Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.

(i)Inter-segment revenues are charged at prevailing market rates.
5.SEGMENT INFORMATION (CONTINUED)
The following is a reconciliation of Adjusted Property EBITDA to profit for the year attributable to equity holders of the Company:

		Year ended December 31,
		2017	2018	2019
	Note	(US$ in millions)
Adjusted Property EBITDA (Unaudited)(i)
The Venetian Macao		$1,137	$1,378	$1,407
Sands Cotai Central		633	759	726
The Parisian Macao		412	484	544
The Plaza Macao		233	262	345
Sands Macao		174	178	175
Ferry and other operations		22	18	(4)
Total Adjusted Property EBITDA		2,611	3,079	3,193
Share-based compensation, net of amount capitalized(ii)		(12)	(13)	(14)
Corporate expense	5(a)	(120)	(125)	(129)
Pre-opening expense	5(b)	(7)	(5)	(23)
Depreciation and amortization		(676)	(655)	(706)
Net foreign exchange (losses) gains	7(a)	(11)	4	35
Impairment loss on property and equipment	3(b)	—	—	(65)
Loss on disposal of property and equipment, investment properties and intangible assets	7(a)	(12)	(131)	(16)
Operating profit		1,773	2,154	2,275
Interest income		5	20	38
Interest expense, net of amounts capitalized		(153)	(225)	(280)
Loss on modification or early retirement of debt		—	(81)	—
Profit before income tax		1,625	1,868	2,033
Income tax (expense) benefit		(22)	7	—
Profit for the year attributable to equity holders of the Company		$1,603	$1,875	$2,033
(i)Adjusted Property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes Adjusted Property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Gaming companies have historically reported Adjusted Property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their casinos on a more stand-alone basis, gaming companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific casino properties, such as pre-opening expense and corporate expense, from their Adjusted Property EBITDA calculations. Adjusted Property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments and debt principal repayments, which are not reflected in Adjusted Property EBITDA. Not all companies calculate Adjusted Property EBITDA in the same manner. As a result, Adjusted Property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
(ii)The amount comprises of equity settled share-based payment expense, net of amounts capitalized and cash settled share-based payment expense, net of amounts capitalized amounting to US$12 million and nil, US$13 million and nil, and US$13 million and US$1 million for the years ended December 31, 2017, 2018 and 2019, respectively.
5.SEGMENT INFORMATION (CONTINUED)
(a)Corporate expense

		Year ended December 31,
		2017	2018	2019
	Note	(US$ in millions)
Royalty fees	27(a)(v)	$98	$106	$110
Management fees		6	6	5
Employee benefit expenses		6	7	7
Other support services		4	3	4
Other expenses		6	3	3
		$120	$125	$129

(b)Pre-opening expense

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Utilities and operating supplies	$2	$2	$—
Management fees	1	—	—
Employee benefit expenses	—	1	9
Contract labor and services	—	1	3
Advertising and promotions	—	—	9
Other support services	3	1	1
Other expenses	1	—	1
	$7	$5	$23

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Depreciation and amortization
The Venetian Macao	$151	$146	$159
Sands Cotai Central	239	274	299
The Parisian Macao	204	163	161
The Plaza Macao	36	33	40
Sands Macao	31	24	27
Ferry and other operations	15	15	20
	$676	$655	$706
5.SEGMENT INFORMATION (CONTINUED)

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Capital expenditures
The Venetian Macao	$152	$179	$131
Sands Cotai Central	84	130	276
The Parisian Macao	204	130	32
The Plaza Macao	22	63	296
Sands Macao	10	29	16
Ferry and other operations	5	1	3
	$477	$532	$754

	December 31,
	2018	2019
	(US$ in millions)
Total assets
The Venetian Macao	$3,447	$3,236
Sands Cotai Central	4,378	4,531
The Parisian Macao	2,489	2,372
The Plaza Macao	913	1,255
Sands Macao	328	323
Ferry and other operations	503	383
	$12,058	$12,100